Shareholder Report, Holdings (Details)	Jun. 30, 2024
Prospector Capital Appreciation Fund | Eaton [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Prospector Capital Appreciation Fund | Leidos Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Prospector Capital Appreciation Fund | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Prospector Capital Appreciation Fund | Fairfax Financial Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Prospector Capital Appreciation Fund | Merck & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Prospector Capital Appreciation Fund | Curtiss-Wright [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Prospector Capital Appreciation Fund | Brown & Brown [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Prospector Capital Appreciation Fund | Hess [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Prospector Capital Appreciation Fund | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Prospector Capital Appreciation Fund | Dropbox [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Prospector Capital Appreciation Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
Prospector Capital Appreciation Fund | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Prospector Capital Appreciation Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Prospector Capital Appreciation Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Prospector Capital Appreciation Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Prospector Opportunity Fund | Curtiss-Wright [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Prospector Opportunity Fund | Leidos Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Prospector Opportunity Fund | Littelfuse [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Prospector Opportunity Fund | Brown & Brown [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Prospector Opportunity Fund | Fairfax Financial Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Prospector Opportunity Fund | Primerica [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Prospector Opportunity Fund | Arthur J. Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Prospector Opportunity Fund | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Prospector Opportunity Fund | Trimble [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Prospector Opportunity Fund | Carrier Global [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Prospector Opportunity Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Prospector Opportunity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Prospector Opportunity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Prospector Opportunity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Prospector Opportunity Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Prospector Opportunity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Prospector Opportunity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Prospector Opportunity Fund | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Prospector Opportunity Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Prospector Opportunity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%